FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities by Categories

		At June 30, 2021				At December 31, 2020
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Cash and cash equivalents	9	290	—	—	290	439	—	—	439
Trade receivables	10	—	—	586	586	—	—	341	341
Other financial assets		—	73	6	79	3	40	14	57
Total		290	73	592	955	442	40	355	837

		At June 30, 2021				At December 31, 2020
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Trade payables and fixed assets payables	14	981	—	—	981	653	—	—	653
Borrowings	15	2,257	—	—	2,257	2,391	—	—	2,391
Other financial liabilities		—	34	2	36	—	85	2	87
Total		3,238	34	2	3,274	3,044	85	2	3,131

Schedule of Other Financial Assets and Other Financial Liabilities Positions

	At June 30, 2021			At December 31, 2020
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Aluminium and premium future contracts	8	42	50	1	18	19
Energy future contracts	—	1	1	—	—	—
Other future contracts	1	3	4	1	1	2
Currency commercial contracts	7	17	24	16	17	33
Margin call	—	—	—	—	3	3
Other financial assets - derivatives	16	63	79	18	39	57

Aluminium and premium future contracts	1	7	8	3	6	9
Other future contracts	—	1	1	—	1	1
Currency commercial contracts	2	16	18	4	28	32
Currency net debt derivatives (A)	7	2	9	34	11	45
Other financial liabilities - derivatives	10	26	36	41	46	87
(A)For the six months ended June 30, 2021, forward purchases of $325 million versus the Euro using cross currency basis swaps were bought out before their initial maturity in relation with the refinancing of the Senior Notes. This buy-out generated a €27 million cash outflow which is presented in Other financing activities within the Interim Statement of Cash Flows.

Schedule of Derivatives Measured at Fair Value

	At June 30, 2021				At December 31, 2020
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	44	35	—	79	20	37	—	57
Other financial liabilities - derivatives	8	28	—	36	9	78	—	87